Document and Entity Information	Feb. 07, 2020
Cover [Abstract]
Entity Registrant Name	Madison Square Garden Co
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0001636519
Document Type	8-K
Document Period End Date	Feb. 07, 2020
Entity Incorporation State Country Code	DE
Entity File Number	1-36900
Entity Tax Identification Number	47-3373056
Entity Address, Address Line One	2 Penn Plaza
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10121
City Area Code	(212)
Local Phone Number	465-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock
Trading Symbol	MSG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false